Bank Loan	12 Months Ended
Mar. 31, 2026
Bank Loan [Abstract]
BANK LOAN

NOTE 11 — BANK LOAN

As of March 31, 2026 and 2025, bank loan consisted of the following:

						As of March 31,
Bank loan drawdown date	Provider	Nature of bank loan	Interest rate	Amount of bank loan		2026	2025
April 25, 2024	Nanyang Commercial Bank Limited	Term loan under SME Financing Scheme (“SME Term Loan”)	Hong Kong Prime rate minus 2.5% p.a.	HK$	9,000,000	$954,881	1,066,363
Total						954,881	1,066,363
Less: non-current portion						(847,919)	(962,671)
Amount classified as current liabilities						$106,962	103,692

The bank loan was primarily obtained for general working capital.

SME Term Loan

On March 25, 2024, Matter Interiors Limited secured SME Term Loan facilities from Nanyang Commercial Bank, Limited under the SME Financing Guarantee Scheme, introduced by the Hong Kong Government. Under the SME Financing Guarantee Scheme, SME Term Loan facilities receive 100% guarantee from HKMC Insurance Limited. SME Term Loan was also personally guaranteed in full by Mr. Hoi Lung CHAN and Mr. Cheong Shing KU, the beneficial owners and directors of the Company. The repayment obligations are determined by schedules outlined in the banking facilities and revised repayment schedules, with final installment due in April 2034. These SME Term Loans feature variable interest rates set at Hong Kong Dollar Prime Rate minus 2.5% per annum.

As of March 31, 2026 and 2025, the outstanding balances under these SME Term Loan facilities were $954,881 and $1,066,363, respectively.

No significant covenants are noted under these banking facilities.

The effective annual interest rates of the bank loans for the years ended March 31, 2026 , 2025 and 2024 were 2.89%, 3.35% and nil. Interest expenses incurred from these bank loans amounted to $29,391, $34,266 and $nil for the years ended March 31, 2026, 2025 and 2024, respectively.

The table below summarizes the remaining contractual maturities of the bank loan as of March 31, 2026. The loans are categorized by the years in which repayments are due:

During the year ended March 31,
2027	$131,880
2028	131,880
2029	131,880
2030	131,880
2031	131,880
Thereafter	406,630
Total repayments of bank loans	1,066,030
Less: imputed interest	(111,149)
Balance recognized on the balance sheet as of March 31, 2026	$954,881